Forward Merger	9 Months Ended
Sep. 30, 2023
Forward Merger
Forward Merger

Note 3.     Forward Merger

On December 12, 2022, Old AEON and Priveterra entered into a Business Combination Agreement. On July 3, 2023, Priveterra held the special meeting of stockholders, at which the Priveterra stockholders considered and adopted, among other matters, a proposal to approve the transactions contemplated by the Business Combination Agreement, including the Merger. On July 21, 2023, the parties consummated the Merger. In connection with the Closing, Priveterra changed its name from Priveterra Acquisition Corp. to AEON Biopharma, Inc.

At the effective time of the Merger (“Effective Time”), each outstanding share of Old AEON common stock (on an as-converted basis after taking into effect the conversion of the outstanding warrants of Old AEON exercisable for shares of Old AEON preferred stock, the conversion of the shares of Old AEON preferred stock into Old AEON common stock in accordance with the governing documents of Old AEON as of the Effective Time, the conversion of the outstanding convertible notes of Old AEON into Old AEON common stock in accordance with the terms of such convertible notes and after giving effect to the issuance of Old AEON common stock in connection with the merger of ABP Sub, Inc. with and into Old AEON) issued and outstanding immediately prior to the Effective Time converted into the right to receive approximately 2.328 shares of the Company’s common stock and the right to receive a pro-rata portion of the contingent consideration. In addition, each share of Priveterra Class B common stock (“Founder Shares”), par value $0.0001 per share, issued and outstanding immediately prior to the Effective Time converted into one share of common stock totaling 6,900,000 common shares (of which 3,450,000 Founder Shares are subject to certain vesting and forfeiture conditions).

In connection with the Merger, on January 6, 2023, Priveterra and Old AEON entered into separate subscription agreements for convertible notes with each of Alphaeon 1 LLC (“A1”) and Daewoong Pharmaceuticals Co., Ltd. (“Daewoong”) (collectively, the “Original Committed Financing Agreements”), pursuant to which A1 and Daewoong agreed to purchase, and Priveterra and Old AEON agreed to sell to each of them, up to $15 million and $5 million, respectively, aggregate of principal of interim convertible notes. Further, on June 8, 2023, Old AEON and Priveterra entered into a committed financing agreement with A1 (the “Additional Committed Financing Agreement”), pursuant to which A1 agreed to purchase, and Priveterra and Old AEON agreed to sell to A1, up to an additional $20 million aggregate principal of interim convertible notes. Pursuant to such agreement, the Company issued $14 million of interim convertible notes to A1 in the first and second quarters of 2023, and $25 million was received at Closing in exchange for an aggregate of 5,797,611 shares of the Company’s Class A common stock at $7.00 per share. The proceeds from the interim convertible notes were used to fund Old AEON’s operations through the consummation of the Merger.

On April 27, 2023, Priveterra and AEON amended the Business Combination Agreement. Concurrently with the amendment to the Business Combination Agreement, Priveterra amended the Sponsor Support Agreement to include restriction and forfeiture provisions related to the Founder Shares. See Note 6 for additional information. The fair value of the contingent consideration at the Closing was valued to be $125.7 million, and is included in the purchase price. Additionally, the Successor assumed the Predecessor’s 2019 Incentive Award Plan, and as such, the fair value of the replacement awards of $10.6 million were included in purchase consideration, $8.8 million related to stock options and $1.8 million related to restricted stock units. See Note 11 for additional information.

Asset Acquisition Method of Accounting

The Merger was accounted for using the asset acquisition method in accordance with U.S. GAAP. Under this method of accounting, Priveterra was considered to be the accounting acquirer based on the terms of the Merger. Upon consummation of the Merger, the cash on hand resulted in the equity at risk being considered insufficient for Old AEON to finance its activities without additional subordinated financial support. Therefore, Old AEON was considered a Variable Interest Entity (“VIE”) and the primary beneficiary of Old AEON was treated as the accounting acquirer. Priveterra holds a variable interest in Old AEON and owns 100% of Old AEON’s equity. Priveterra was considered the primary beneficiary as it has the decision-making rights that gives it the power to direct the most significant activities. Also, Priveterra retained the obligation to absorb the losses and/or receive the benefits of Old AEON that could have potentially been significant to Old AEON. The Merger was accounted for as an asset acquisition as substantially all of the fair value was concentrated in IPR&D, an intangible asset. Old AEON’s assets (except for cash) and liabilities were measured at fair value as of the transaction date. Consistent with authoritative guidance on the consolidation of a VIE that is not considered a business, differences in the total purchase price and fair value of assets and liabilities are recorded as a gain or loss to the condensed consolidated statement of operations. The loss reflected below on the consolidation of the VIE is reflected “on the line” in the Successor’s opening accumulated deficit.

Costs incurred in obtaining technology licenses are charged to research and development expense as IPR&D if the technology licensed has not reached technological feasibility and has no alternative future use. The IPR&D recorded at the Closing of $324 million is recorded “on the line” in the Successor’s opening accumulated deficit. To estimate the value of the acquired IPR&D, the Company used a Multi-Period Excess Earnings Method under the Income Approach. The determination of the fair value requires management to make significant estimates including, but not limited to, the discount rate used, the total addressable market for each potential drug, market penetration assumptions, and the estimated timing of commercialization of the drugs. Changes in these assumptions could have a significant impact on the fair value of the IPR&D. The significant assumptions used in determining IPR&D was the discount rate of 25%, implied internal rate of return of 25.3% and long-term growth rate of 4%.

The following is a summary of the purchase price calculation (unaudited, in thousands except share and per share data).

Number of shares of common stock of the combined company	16,500,000
Multiplied by the Priveterra share price, as of the Closing	$10.84
Total	$178,860
Fair value of contingent consideration	125,699
Replacement of share-based payment awards	10,648
Assumed liabilities	125
Total purchase price	$315,332

The allocation of the purchase price was as follows (unaudited, in thousands).

Cash	$2,001
Net working capital (excluding cash)	(16,182)
Other assets and liabilities	775
Acquired in-process research and development	324,000
Net assets acquired	310,594
Loss on consolidation of VIE	4,738
Total purchase price	$315,332

In connection with the Merger, the transactions that occurred concurrently with the closing date of the Merger were reflected “on the line”. “On the line” describes those transactions triggered by the consummation of the Merger that are not recognized in the consolidated financial statements of the Predecessor nor the Successor as they are not directly attributable to either period but instead were contingent on the Merger. The opening cash balance in the condensed consolidated statement of cash flow of $31.2 million consists of cash from Priveterra $29.2 million and Old AEON $2.0 million. The number of shares of common stock issued and amounts recorded on the line within stockholders’ deficit are reflected below to arrive at the opening consolidated balance sheet of the Successor.

		Common shares	Common stock amount	Subscription Receivable	APIC	Accumulated Deficit
Priveterra closing equity as of July 21, 2023		—	$—	$—	$10,280	$(12,829)
Shares issued as consideration in the Merger	Note 1	16,500,000	2	—	189,633	—
Stock-compensation for Class B Founder Shares	Note 3	6,900,000	1	—	34,362	(34,362)
Issuance of Forward Purchase Agreements	Note 6	6,275,000	1	(60,710)	66,714	(38,255)
Issuance of Make-Whole derivative	Note 6	—	—	—	—	(427)
Shares issued for Committed Financing	Note 6	5,797,611	1	—	61,097	(36,097)
Shares issued in New Money PIPE Subscription Agreements	Note 6	1,001,000	0	—	3,844	(3,844)
Founder contingent shares	Note 6	—	—	—	(18,521)	—
Acquired IPR&D and loss on consolidation of VIE	Note 3	—	—	—	—	(328,738)
Settlement of Medytox top-off right derivative	Note 6	—	—	—	4,959	(4,959)
Other miscellaneous		685,989	0	—	7,385	(7,513)
Total		37,159,600	$4	$(60,710)	$359,753	$(467,023)

The Sponsor, in connection with Priveterra’s IPO, purchased 6,900,000 shares of Class B Common Stock (the “Founder Shares”) for $25,000 (approximately $0.004 per share). These shares had no value until Priveterra effected the Merger. Upon the Merger, the Founder Shares automatically converted Class A Common Stock. This conversion was solely contingent upon the completion of the Merger, a performance condition, and did not include any future service requirements. Pursuant to the terms of the Sponsor Support Agreement, as amended, effective at the Closing, 50% of the Founder Shares (i.e., 3,450,000 Founder Shares) (the “Contingent Founder Shares”) were unvested and subject to the restrictions and forfeiture provisions set forth in this Sponsor Support Agreement. As such, the grant date fair value of the remaining 3,450,000 shares without vesting conditions was expensed in the amount of $34.4 million and is presented “on the line.”